Due to banks and correspondents	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Due to banks and correspondents
12.	Due to banks and correspondents

(a)	This caption is comprised of the following:

	2020	2019
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Perú- BCRP (b)	7,736,322	1,897,568
Promotional credit lines (c)	1,453,397	1,422,067
Loans received from foreign entities (d)	427,278	613,090
Loans received from Peruvian entities	1,117	2,049

	9,618,114	3,934,774
Interest and commissions payable	42,763	44,863

	9,660,877	3,979,637

By term -
Short term	1,769,403	2,666,530
Long term	7,891,474	1,313,107

Total	9,660,877	3,979,637

(b)
As part of the exceptional measures implemented to mitigate the financial and economic impact generated by the
Covid-19
pandemic, see Note 1(b), the BCRP issued a series of regulations related to the loans repurchase agreements. In this sense, during 2020, Interbank took part in the public auction of funds of the BCRP within the framework “Reactiva Peru” program , Note 1(b).

As of December 31, 2020, it includes operations of loan reports represented by securities according to which Interbank receives a debt in local currency for approximately S/5,887,938,000, and gives as guarantee, commercial and micro and small business loans; see Note 6(a). As of December 31, 2020, these obligations have maturities between May 2023 and December 2023, and accrue interest at effective rates between 0.50 percent and 0.51 percent. These operations accrued interest payable for approximately S/14,602,000.
Likewise, as of December 31, 2020 and 2019, corresponds to currency repurchase operations according to which Interbank receives Soles for approximately S/520,000,000 and S/1,205,200,000, respectively, and delivers US Dollars to the BCRP (for an amount equivalent to the one received). The US Dollars delivered are recorded as restricted funds; see Note 4(d). As of December 31, 2020, these obligations have maturities between March 2021 and March 2022 and bear an effective interest rate between 2.74 and 3.46 percent; these operations generated interest payable for approximately S/12,656,000 (with maturities between March and July 2020, and bear and effective interest rate between 1.19 and 1.75 percent; these operations generated interest payable for approximately S/12,719,000, as of December 31, 2019).
Additionally, as of December 31, 2020, it includes repurchase agreements whereby Interbank receives Soles for approximately S/1,328,384,000 and delivers securities of its investment portfolio as guarantees. In relation to said operations, Interbank delivered Peruvian Sovereign Bonds as guarantee, which are recorded as investments at fair value through other comprehensive income and investments at amortized cost; see Note 5(b) and (d), respectively. These operations have a maturity between March 2021 and July 2024 and bear interest at effective interest rates between 0.50 percent and 2.92 percent. These operations bear interest payable for approximately S/12,197,000 (as of December 31, 2019, Interbank received Soles for approximately S/692,368,000, and gave as guarantee Peruvian Sovereign Bonds, which are recorded as investments at amortized cost, see Note 5(d), with maturities between April and July 2020, and bear interest at effective interest rates between 3.03 percent and 4.72 percent, and bear interest payable for approximately S/26,731,000).

(c)
Promotional credit lines are loans in Soles and US Dollars from the Corporación Financiera de Desarrollo (“COFIDE”) and Fondo Mivivienda (“FMV”) whose purpose is to promote development in Peru. These liabilities are guaranteed by a loan portfolio up to the amount of the line and include specific agreements on the use of funds, the financial conditions to be met and other management issues. In Management’s opinion, Interbank is meeting these requirements.

As of December 31, 2020, COFIDE’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 7.55 percent and 7.67 percent, and maturities between January 2027 and in foreign currency fluctuated between 5.99 and 8.39 percent, and maturities between October 2029 and October 2034 (as of December 31, 2019, they accrued, in local currency, an effective annual interest rate that fluctuated between 7.55 percent and 10.00 percent, and maturities between January 2027 and November 2031, and in foreign currency fluctuated between 6.70 percent and 8.56 percent, and maturities between April 2028 and October 2034).
As of December 31, 2020, FMV’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 5.00 percent and 8.30 percent, and maturities between January 2021 and December 2045 and in foreign currency, 7.75 percent, and maturities between January 2021 and November 2028 (as of December 31, 2019, they accrued, in local currency, an effective annual interest rate between 5.00 and 8.30 percent, and maturities between January 2020 and December 2039, and in foreign currency, 7.75 percent and maturities between January 2020 and November 2028).

(d)	As of December 31, 2020 and 2019, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2020	2019
			S/(000)	S/(000)
Credit Suisse First Boston (e)	Switzerland	2021/2020	217,260	238,608
Development Bank of Latin America (f)	Supranational	2022	126,735	—
Bank J. Safra Sarasin (g)	Switzerland	2021/2020	83,283	76,222
Development Bank of Latin America (h)	Supranational	2020	—	132,560
Wells Fargo Bank & Co. (i)	United States of America	2020	—	82,850
Citibank N.A. (j)	United States of America	2020	—	82,850

			427,278	613,090

As of December 31, 2020, the operations with foreign entities accrue interests at effective annual rates between 0.69 and 2.87 percent (effective annual rates between 2.29 percent to 3.68 percent during 2019).

(e)
As of December 31, 2020, it corresponds to a loan received by Inteligo Bank in December 2020 for US$60,000,000, which accrues interest at an effective annual rate of 0.69 percent, guaranteed by corporate bonds. As of December 31, 2019, corresponded to a loan received by Inteligo Bank in December 2019 for US$72,000,000, which accrued interest at an effective annual rate of 2.29 percent and it was guaranteed by corporate bonds. See Note 5(b).

(f)	As of December 31, 2020, it corresponds to a loan received in March 2020 for US$35,000,000, which accrues interest at a 6-month Libor rate plus 1.40 percent.

(g)
As of December 31, 2020, it corresponds to a loan received by Inteligo Bank in December 2020 for US$23,000,000, which accrues interest at an effective annual rate of 0.85 percent, which is guaranteed by corporate bonds. As of December 31, 2019, it corresponded to a loan received by Inteligo Bank in December 2019 for US$23,000,000, which accrued interest at an effective annual rate of 2.44 percent and it was guaranteed by corporate bonds. See Note 5(b).

(h)
As of December 31, 2019, it corresponded to a loan received by Interbank in October 2018 for US$40,000,000, which accrued interest at a
6-month
Libor rate plus 0.85 percent. Regarding this loan, in November 2018, Interbank signed an interest rate swap for US$40,000,000, which was designated as cash flow hedge, see Note 10(b); through this operation, the loan was economically converted at a fixed rate of 4.00 percent.

(i)
It corresponded to a loan received by Interbank in November 2018 for US$25,000,000, which accrued interest at a
3-month
Libor rate plus 0.90 percent and expired in December 2020. Regarding this loan, in December 2018, Interbank signed an interest rate swap, which was designated as cash flow hedge, see Note 10(b); through this operation, the loan was converted economically at a fixed rate of 3.93 percent.

(j)
It corresponded to a loan received by Interbank in November 2018 for US$25,000,000, which accrued interest at a
3-month
Libor rate plus 0.90 percent and expired in December 2020. Regarding this loan, in December 2018, Interbank signed an interest rate swap, which was designated as cash flow hedge, see Note 10(b); through this operation, this loan was converted economically at a fixed rate of 3.93 percent.

(k)
Some of the loan agreements received include standard clauses regarding the compliance of financial ratios, disposal of assets and transactions among companies under certain conditions, the use of funds and other management matters.

As of December 31, 2019, the Group mainly maintained the following obligations:

(i)	Periodic presentation of annually audited financial statements and quarterly unaudited financial statements (both in Spanish and English).

(ii)	Maintain a minimum global capital ratio.

(iii)	Maintain a minimum coverage margin of non-performing loan portfolio.

(iv)	Maintain a maximum past due loans rate.
In the opinion of Group Management and its legal advisers, all covenants have been met by the Group regarding its due to banks and correspondents as of December 31, 2019.
As of December 31, 2020, the Group is not subject to any clause requiring compliance with financial ratios because the obligations with foreign entities matured during the year 2020.

(l)	As of December 31, 2020 and 2019, maturities are the following:

Year	2020	2019
	S/(000)	S/(000)
2020	—	2,666,530
2021	1,769,403	108,772
2022	616,029	106,077
2023 onwards	7,275,445	1,098,258

Total	9,660,877	3,979,637